Shareholders' Equity - RSUs (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Service-based restricted share units
Shares Granted
Outstanding at the beginning of the year (in shares)	1,967,000	1,119,000	418,000
Awarded (in shares)	1,384,000	1,620,000	918,000
Vested (in shares)	(754,000)	(460,000)	(171,000)
Cancelled (in shares)	(192,000)	(312,000)	(46,000)
Outstanding at the end of the year (in shares)	2,405,000	1,967,000	1,119,000
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year (in dollars per share)	$ 40.85	$ 45.97	$ 71.03
Awarded (in dollars per share)	49.89	39.16	39.67
Vested (in dollars per share)	42.91	44.81	68.51
Cancelled (in dollars per share)	40.10	44.60	64.33
Outstanding at the end of the year (in dollars per share)	$ 45.47	$ 40.85	$ 45.97
Unrecognized compensation cost	$ 98.2	$ 80.3
Expected weighted-average recognition period for unrecognized compensation cost	2 years 10 months 24 days	3 years 3 months 18 days
Total fair value vested	$ 43.6	$ 20.9	$ 7.4
Service-based restricted share units | Non-employee directors
Shares Granted
Awarded (in shares)	24,000	0	36,000
Performance-based RSU
Shares Granted
Awarded (in shares)	19,000	0	0
Cancelled (in shares)	(1,000)
Outstanding at the end of the year (in shares)	18,000
Weighted-Average Grant Date Fair Value
Awarded (in dollars per share)	$ 47.47
Cancelled (in dollars per share)	47.47
Outstanding at the end of the year (in dollars per share)	$ 47.47